COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	1 Months Ended	6 Months Ended	41 Months Ended
	Apr. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019
Loss Contingencies [Line Items]
Number of premises operating leases		3
Term of leases of motor vehicles		3 years
Indemnification agreement limit as a percentage of shareholders' equity		25.00%
Number of lawsuits		1
Number of former employees filing lawsuits			4
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	$ 900	$ 71
Other Employees [Member]
Loss Contingencies [Line Items]
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering		$ 162